Condensed Consolidated Statements of Changes in Shareholders’ Deficit (Unaudited) - USD ($)	Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2020	$ 288	$ 24,712	$ (5,600)	$ 19,400
Balance (in Shares) at Dec. 31, 2020	2,875,000
Sale of 465,000 Private Placement Units	$ 46	4,649,954		4,650,000
Sale of 465,000 Private Placement Units (in Shares)	465,000
Offering costs allocated to Private Placement Units		(22,234)		(22,234)
Remeasurement for ordinary shares to redemption amount		(4,652,432)	(3,080,056)	(7,732,488)
Net loss			(710,157)	(710,157)
Balance at Dec. 31, 2021	$ 334		(3,795,813)	(3,795,479)
Balance (in Shares) at Dec. 31, 2021	3,340,000
Remeasurement for ordinary shares to redemption amount			(11,697)	(11,697)
Net loss			(193,922)	(193,922)
Balance at Mar. 31, 2022	$ 334		(4,001,432)	(4,001,098)
Balance (in Shares) at Mar. 31, 2022	3,340,000
Balance at Dec. 31, 2021	$ 334		(3,795,813)	(3,795,479)
Balance (in Shares) at Dec. 31, 2021	3,340,000
Remeasurement for ordinary shares to redemption amount			(3,539,254)	(3,539,254)
Net loss			(1,208,280)	(1,208,280)
Balance at Dec. 31, 2022	$ 334		(8,543,347)	(8,543,013)
Balance (in Shares) at Dec. 31, 2022	3,340,000
Remeasurement for ordinary shares to redemption amount			(476,660)	(476,660)
Net loss			(308,711)	(308,711)
Balance at Mar. 31, 2023	$ 334		$ (9,328,718)	$ (9,328,384)
Balance (in Shares) at Mar. 31, 2023	3,340,000